Schedule of classes of shares outstanding (Details)		Mar. 31, 2026 $ / shares shares		Mar. 31, 2026 ₨ / shares shares	Mar. 31, 2025 shares	Mar. 31, 2024 ₨ / shares shares
IfrsStatementLineItems [Line Items]
Nominal value | ₨ / shares						₨ 142
Ordinary shares		63,990,178		63,990,178	62,074,642	63,113,555
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Nominal value | (per share)		$ 0.0001	[1]	₨ 0.008
Ordinary shares	[1]	62,135,307		62,135,307	60,219,771
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Nominal value | (per share)		$ 0.0001		₨ 0.008
Ordinary shares
Ordinary shares class F [member]
IfrsStatementLineItems [Line Items]
Nominal value | (per share)		$ 0.0001	[1]	₨ 0.008
Ordinary shares	[1]	1,854,871		1,854,871	1,854,871

[1]	For movement in class F shares to Ordinary shares, refer to note 6.